Inx Token Liability - Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue [Abstract]
Total number of INX Tokens	142,696,001	135,959,320
INX Token liability	$ 24,258	$ 25,833	[1]

[1]	After retrospective application of SAB 122 – see Note 3a